INCOME TAXES - Explanatory notes to the effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Movements in recognized deferred tax assets	$ 13	$ 354	$ 166
Other	33	78	17
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movements in recognized deferred tax assets	42	147	112
GTH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Movements in recognized deferred tax assets	43	$ 213	$ 49
Egyptian Tax Authority | GTH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other	$ 29